Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Common Stocks – 91.9%
Communications – 13.3%
Alphabet, Inc., Class C* ........................................................ 92 $ 245,209
Amazon.com, Inc.* ............................................................ 75 246,378
FireEye, Inc.* ................................................................. 19,538 347,776
Okta, Inc.* ................................................................... 1,077 255,615
1,094,978
Technology – 78.6%
Apple, Inc. ................................................................... 1,681 237,861
Cloudflare, Inc., Class A* ....................................................... 8,740 984,561
Confluent, Inc., Class A* ........................................................ 5,931 353,784
Crowdstrike Holdings, Inc., Class A* ............................................... 2,872 705,880
Datadog, Inc., Class A* ......................................................... 5,471 773,326
Dropbox, Inc., Class A* ......................................................... 10,181 297,489
Elastic NV* .................................................................. 812 120,980
Fastly, Inc., Class A* ........................................................... 8,070 326,351
Microsoft Corp. ............................................................... 981 276,563
NVIDIA Corp. ................................................................. 1,438 297,896
PagerDuty, Inc.* .............................................................. 6,314 261,526
Palantir Technologies, Inc., Class A* .............................................. 32,853 789,786
salesforce.com, Inc.* ........................................................... 1,136 308,106
Snowflake, Inc., Class A* ....................................................... 1,249 377,735
Zscaler, Inc.* ................................................................. 1,430 374,975
6,486,819
Total Common Stocks (Cost $7,076,385) ......................................................... 7,581,797
Number of
Contracts Notional Amount
Purchased Options – 5.7%
Calls – Exchange-Traded – 4.5%
Cloudflare, Inc., January Strike Price $135, Expires 1/21/22 .............. 268 $ 3,618,000 129,310
Cloudflare, Inc., January Strike Price $135, Expires 1/20/23 .............. 111 1,498,500 186,203
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/20/23 ..... 22 682,000 54,945
370,458
Puts – Exchange-Traded – 1.2%
Invesco QQQ Trust, October Strike Price $352, Expires 10/06/21 ......... 26 915,200 5,876
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 550 5,500,000 14,025
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 221 3,757,000 50,719
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 20 8,000,000 550
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 3 2,100,000 6,450
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 3 2,100,000 21,285
98,905
Total Purchased Options (Cost $501,224) .......................................................... 469,363

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Shares Value
Money Market Funds – 2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(a)
(Cost $205,933) ............................................................. 205,933 $ 205,933
Total Investments – 100.1%
(Cost $7,783,542) ........................................................................... $ 8,257,093
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (6,050)
Net Assets – 100.0% .......................................................................... $ 8,251,043
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 91.9%
Purchased Options ............................................................................... 5.7%
Money Market Funds ............................................................................. 2.5%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%